Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Noncontrolling Interest	Total
Begining Balance at Feb. 26, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock for cash at $0.00001 per share to the President of the Company	575	4,425	0	0	5,000
Issuance of common stock for cash at $0.00001 per share to the President of the Company (Shares)	57,500,000	0	0	0	0
Issuance of common stock for cash at $0.0001 per share	414	35,586	0	0	36,000
Issuance of common stock for cash at $0.0001 per share (Shares)	41,400,000	0	0	0	0
Donated services	0	5,500	0	0	5,500
Net loss for the period	0	0	(55,742)	0	(55,742)
Balance at Dec. 31, 2007	989	45,011	(37,543)	0	8,457
Balance (Shares) at Dec. 31, 2007	98,900,000	0	0	0	0
Donated services	0	5,500	0	0	5,500
Net loss for the period	0	0	(55,742)	0	(55,742)
Balance at Dec. 31, 2008	989	50.511	(93,285)	0	(41,785)
Balance (Shares) at Dec. 31, 2008	98,900,000	0	0	0	0
Cancellation of common stock – President of the Company	(575)	(14,425)	0	0	(15,000)
Cancellation of common stock – President of the Company (Shares)	(57,500,000)	0	0	0	0
Issuance of common stock for cash – President of the Company	575	14,425	0	0	15,000
Issuance of common stock for cash – President of the Company (Shares)	57,500,000	0	0	0	0
Net loss for the period	0	0	(85,121)	0	(85,121)
Balance at Dec. 31, 2009	989	50,511	(178,406)	0	(126,906)
Balance (Shares) at Dec. 31, 2009	98,900,000	0	0	0	0
Cancellation of common stock	(573)	573	0	0	0
Cancellation of common stock (Shares)	(57,300,000)	0	0	0	0
Issuance of common stock for acquisition of assets	587	504,331	0	0	504,918
Issuance of common stock for acquisition of assets (Shares)	58,695,000	0	0	0	0
Issuance of common stock for cash at $0.20 per share	5	99,995	0	0	100,000
Issuance of common stock for cash at $0.20 per share (Shares)	500,000	0	0	0	0
Issuance of common stock for consulting services	166	514,921	0	0	515,087
Issuance of common stock for consulting services (Shares)	16,635,000		0	0	0
Issuance of common stock for management services	380	835,620	0	0	836,000
Issuance of common stock for management services (Shares)	38,000,000	0	0	0	0
Issuance of common stock for director fees	5	10,995	0	0	11,000
Issuance of common stock for director fees (Shares)	500,000	0	0	0	0
Issuance of common stock for business promotion services	38	87,962	0	0	88,000
Issuance of common stock for business promotion services (Shares)	3,826,087	0	0	0	0
Issuance of common stock for advisory services	13	28,737	0	0	28,750
Issuance of common stock for advisory services (Shares)	1,250,000	0	0	0	0
Stock-based compensation	0	3,012	0	0	3,012
Issuance of stock options	0	48	0	0	48
Net loss for the period	0	0	(2,189,271)	0	(2,189,271)
Balance at Dec. 31, 2010	1,610	2,136,705	(2,367,677)	0	(229,362)
Balance (Shares) at Dec. 31, 2010	161,006,087	0	0	0	0
Issuance of common stock for consulting services	213	338,032	0	0	338,245
Issuance of common stock for consulting services (Shares)	21,300,000	0	0	0	0
Issuance of common stock upon conversion of convertible debt	206	177,387	0	0	177,593
Issuance of common stock upon conversion of convertible debt (Shares)	20,572,157	0	0	0	0
Issuance of common stock for promissory note	12	23,738	0	0	23,750
Issuance of common stock for promissory note (Shares)	1,250,000	0	0	0	0
Issuance of common stock for management services	35	52,465	0	0	52,500
Issuance of common stock for management services (Shares)	3,500,000	0	0	0	0
Issuance of common stock for administrator services	43	61,757	0	0	61,800
Issuance of common stock for administrator services (Shares)	4,300,000	0	0	0	0
Issuance of common stock for business promotion services	11	19,989	0	0	20,000
Issuance of common stock for business promotion services (Shares)	1,090,748	0	0	0	0
Conversion feature on convertible debt	0	236,167	0	0	236,167
Stock-based compensation	0	51,430	0	0	51,430
Net loss for the period	0	0	(958,354)	(3,341)	(961,695)
Contribution from non-controlling interest	0	0	0	97,490	97,490
Balance at Jun. 30, 2011	$ 2,130	$ 0	$ 0	$ 0	$ 0
Balance (Shares) at Jun. 30, 2011	213,018,992	3,097,670	(3,326,031)	94,149	(132,082)